UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CAPITAL GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA CAPITAL
                                     GROWTH Fund

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.8%)

              COMMON STOCKS (94.7%)

              CONSUMER DISCRETIONARY (10.4%)
              ------------------------------
              APPAREL RETAIL (0.5%)
    97,000    Esprit Holdings Ltd.                                                             $    939
                                                                                               --------
              AUTO PARTS & EQUIPMENT (0.5%)
    12,800    Magna International, Inc. "A"                                                         958
                                                                                               --------
              AUTOMOBILE MANUFACTURERS (2.6%)
    25,000    Bayerische Motoren Werke AG                                                         1,436
    25,800    Fiat S.p.A.*                                                                          455
    42,500    Honda Motor Co. Ltd.                                                                1,504
    70,000    Mazda Motor Corp.                                                                     474
    14,700    Toyota Motor Corp.                                                                    871
                                                                                               --------
                                                                                                  4,740
                                                                                               --------
              COMPUTER & ELECTRONICS RETAIL (0.3%)
   110,800    DSG International plc                                                                 460
                                                                                               --------
              DEPARTMENT STORES (1.6%)
    22,500    J.C. Penney Co., Inc.                                                               1,693
     7,400    PPR                                                                                 1,104
                                                                                               --------
                                                                                                  2,797
                                                                                               --------
              EDUCATIONAL SERVICES (0.2%)
    13,800    Career Education Corp.*                                                               307
                                                                                               --------
              GENERAL MERCHANDISE STORES (1.5%)
    12,600    Dollar Tree Stores, Inc.*                                                             392
    28,300    Family Dollar Stores, Inc.                                                            833
    45,100    Seven & I Holdings Co., Ltd.                                                        1,446
                                                                                               --------
                                                                                                  2,671
                                                                                               --------
              HOMEBUILDING (1.0%)
    20,700    Barratt Developments plc                                                              427
    14,700    Bellway plc                                                                           378
    19,500    Bovis Homes Group plc                                                                 352
       600    NVR, Inc.*                                                                            337
    37,000    Sekisui Chemical Co. Ltd.                                                             327
                                                                                               --------
                                                                                                  1,821
                                                                                               --------
              HOUSEWARES & SPECIALTIES (0.3%)
    19,700    Newell Rubbermaid, Inc.                                                               567
                                                                                               --------
              MOTORCYCLE MANUFACTURERS (0.3%)
    18,000    Yamaha Motor Co. Ltd.                                                                 493
                                                                                               --------
              PHOTOGRAPHIC PRODUCTS (0.3%)
    47,500    Konica Minolta Holdings, Inc.*                                                        633
                                                                                               --------
              PUBLISHING (0.6%)
    38,700    Wolters Kluwer N.V.                                                                 1,064
                                                                                               --------

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                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.6%)
    11,100    Brinker International, Inc.                                                      $    515
    13,700    Darden Restaurants, Inc.                                                              574
                                                                                               --------
                                                                                                  1,089
                                                                                               --------
              TEXTILES (0.1%)
    60,000    Toyobo Co. Ltd.                                                                       159
                                                                                               --------
              Total Consumer Discretionary                                                       18,698
                                                                                               --------
              CONSUMER STAPLES (6.5%)
              -----------------------
              FOOD RETAIL (3.3%)
    12,700    Delhaize Group                                                                      1,027
   154,960    Koninklijke Ahold N.V.*                                                             1,631
    69,150    Kroger Co.                                                                          1,555
    58,300    Safeway, Inc.                                                                       1,712
                                                                                               --------
                                                                                                  5,925
                                                                                               --------
              SOFT DRINKS (0.7%)
    39,300    Pepsi Bottling Group, Inc.                                                          1,243
                                                                                               --------
              TOBACCO (2.5%)
    53,200    British America Tobacco plc                                                         1,450
    38,000    Gallaher Group plc                                                                    645
    28,200    Loews Corp. - Carolina Group                                                        1,631
    10,900    Reynolds American, Inc.                                                               688
                                                                                               --------
                                                                                                  4,414
                                                                                               --------
              Total Consumer Staples                                                             11,582
                                                                                               --------
              ENERGY (10.0%)
              --------------
              INTEGRATED OIL & GAS (4.8%)
    20,500    Chevron Corp.                                                                       1,378
    14,400    ConocoPhillips                                                                        867
    22,900    ENI S.p.A.(a)                                                                         691
    28,850    Gazprom OAO                                                                         1,222
     9,300    LUKoil Holdings ADR                                                                   751
    13,200    Marathon Oil Corp.                                                                  1,140
    26,900    Occidental Petroleum Corp.                                                          1,263
     5,900    OMV AG                                                                                321
    15,400    SASOL Ltd.                                                                            529
    18,800    Statoil ASA                                                                           475
                                                                                               --------
                                                                                                  8,637
                                                                                               --------
              OIL & GAS DRILLING (0.8%)
    10,600    Precision Drilling Trust                                                              302
    21,500    Saipem S.p.A.                                                                         507
    14,300    Unit Corp.*                                                                           663
                                                                                               --------
                                                                                                  1,472
                                                                                               --------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
     8,450    Petroleum Geo Services ASA*                                                           492
     7,900    Tidewater, Inc.                                                                       393
                                                                                               --------
                                                                                                    885
                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (3.0%)
    25,600    Anadarko Petroleum Corp.                                                            1,188
   131,100    BG Group plc                                                                        1,739

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    57,700    BP plc                                                                           $    642
    12,700    Devon Energy Corp.                                                                    849
    12,800    EnCana Corp.                                                                          608
     7,300    Nexen, Inc.                                                                           389
                                                                                               --------
                                                                                                  5,415
                                                                                               --------
              OIL & GAS REFINING & MARKETING (0.9%)
    20,300    Frontier Oil Corp.                                                                    597
    19,480    Valero Energy Corp.                                                                 1,019
                                                                                               --------
                                                                                                  1,616
                                                                                               --------
              Total Energy                                                                       18,025
                                                                                               --------
              FINANCIALS (24.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   157,404    Henderson Group plc                                                                   332
                                                                                               --------
              DIVERSIFIED BANKS (9.7%)
    21,300    Banche Popolari Unite Scpa                                                            584
    16,700    Banco Bradesco S.A. ADR(a)                                                            598
    16,170    BNP Paribas S.A.                                                                    1,778
    16,650    Canadian Imperial Bank of Commerce                                                  1,299
    89,189    Capitalia S.p.A.                                                                      788
    48,100    Commonwealth Bank of Australia                                                      1,777
    32,000    Dexia                                                                                 864
    14,200    Foreningssparbanken AB                                                                465
    12,300    Julius Baer Holding Ltd. "B"                                                        1,299
    73,800    Lloyds TSB Group plc                                                                  788
    50,120    Northern Rock plc                                                                   1,144
    19,690    Royal Bank of Canada(a)                                                               873
    50,850    Royal Bank of Scotland Group plc                                                    1,812
    34,400    Skandinaviska Enskilda Banken "A"                                                     962
     9,800    Societe Generale                                                                    1,629
    11,800    State Bank of India Ltd. GDR                                                          743
                                                                                               --------
                                                                                                 17,403
                                                                                               --------
              INVESTMENT BANKING & BROKERAGE (2.0%)
    17,400    A.G. Edwards, Inc.                                                                    993
   157,300    MAN Group plc                                                                       1,464
    16,000    Morgan Stanley                                                                      1,223
                                                                                               --------
                                                                                                  3,680
                                                                                               --------
              LIFE & HEALTH INSURANCE (2.2%)
   179,600    Legal & General Group plc                                                             495
    15,890    MetLife, Inc.                                                                         908
    16,900    Power Corp. of Canada                                                                 512
   117,400    Prudential plc                                                                      1,439
    12,800    Sun Life Financial, Inc.                                                              538
                                                                                               --------
                                                                                                  3,892
                                                                                               --------
              MULTI-LINE INSURANCE (3.1%)
     9,600    Assurances Generales de France (AGF)                                                1,348
   111,500    Aviva plc                                                                           1,648
    13,200    Hartford Financial Services Group, Inc.                                             1,151
    36,300    Loews Corp.                                                                         1,413
                                                                                               --------
                                                                                                  5,560
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
     4,910    ORIX Corp.                                                                       $  1,383
    38,600    Sampo OYJ "A"                                                                         837
    19,530    Toronto-Dominion Bank                                                               1,132
                                                                                               --------
                                                                                                  3,352
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (1.4%)
    79,900    QBE Insurance Group Ltd.                                                            1,528
     4,150    Swiss Life Holding                                                                    979
                                                                                               --------
                                                                                                  2,507
                                                                                               --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (2.0%)
   126,000    Capitaland Ltd.                                                                       441
   696,000    China Overseas Land and Investment Ltd.                                               635
   320,000    Hang Lung Properties Ltd.                                                             699
    44,000    Keppel Corp. Ltd.                                                                     447
    28,000    Leopalace 21 Corp.                                                                  1,053
   247,000    Sino Land Co.                                                                         430
                                                                                               --------
                                                                                                  3,705
                                                                                               --------
              REGIONAL BANKS (1.5%)
    22,000    Banco Popolare di Verona e Novara(a)                                                  592
    96,000    Bank of Yokohama Ltd.                                                                 742
    43,000    Gunma Bank Ltd.                                                                       301
       130    Mizuho Financial Group, Inc.                                                        1,013
       500    Nishi Nippon City Bank Ltd.                                                             2
                                                                                               --------
                                                                                                  2,650
                                                                                               --------
              THRIFTS & MORTGAGE FINANCE (0.2%)
     8,400    Washington Mutual, Inc.                                                               355
                                                                                               --------
              Total Financials                                                                   43,436
                                                                                               --------
              HEALTH CARE (9.0%)
              ------------------
              BIOTECHNOLOGY (0.1%)
     7,800    ImClone Systems, Inc.*                                                                244
                                                                                               --------
              HEALTH CARE DISTRIBUTORS (0.4%)
    16,200    McKesson Corp.                                                                        812
                                                                                               --------
              HEALTH CARE EQUIPMENT (0.8%)
    26,000    Cytyc Corp.*                                                                          687
     5,850    Fresenius Medical Care AG                                                             780
                                                                                               --------
                                                                                                  1,467
                                                                                               --------
              LIFE SCIENCES TOOLS & SERVICES (1.5%)
    30,000    Applera Corp. - Applied Biosystems Group                                            1,119
     4,300    Charles River Laboratories International, Inc.*                                       185
     4,700    Fisher Scientific International, Inc.*                                                402
     6,100    Invitrogen Corp.*                                                                     354
     9,800    Techne Corp.*                                                                         548
                                                                                               --------
                                                                                                  2,608
                                                                                               --------
              MANAGED HEALTH CARE (2.9%)
    25,000    Aetna, Inc.                                                                         1,031
     3,200    CIGNA Corp.                                                                           374
    10,600    Health Net, Inc.*                                                                     440
    14,400    Humana, Inc.*                                                                         864

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    25,870    UnitedHealth Group, Inc.                                                         $  1,262
    15,400    WellPoint, Inc.*                                                                    1,175
                                                                                               --------
                                                                                                  5,146
                                                                                               --------
              PHARMACEUTICALS (3.3%)
     7,200    Celesio AG                                                                            371
    52,500    GlaxoSmithKline plc                                                                 1,402
    68,100    King Pharmaceuticals, Inc.*                                                         1,139
     7,700    Stada Arzneimittel AG                                                                 363
    23,700    Takeda Pharmaceutical Co., Ltd.                                                     1,522
    32,700    Teva Pharmaceutical Industries Ltd. ADR                                             1,078
                                                                                               --------
                                                                                                  5,875
                                                                                               --------
              Total Health Care                                                                  16,152
                                                                                               --------
              INDUSTRIALS (9.9%)
              ------------------
              AEROSPACE & DEFENSE (1.6%)
     8,500    Lockheed Martin Corp.                                                                 739
    33,600    Raytheon Co.                                                                        1,679
    43,100    Rolls-Royce Group plc*                                                                386
 1,581,770    Rolls-Royce Group plc "B" (acquired 10/11/2006; cost: $2,934)(b),(c)                    3
                                                                                               --------
                                                                                                  2,807
                                                                                               --------
              AIRLINES (1.3%)
    12,700    Air France KLM                                                                        452
   100,900    British Airways plc*                                                                  885
    25,600    Deutsche Lufthansa AG                                                                 590
   124,600    Qantas Airways Ltd.                                                                   409
                                                                                               --------
                                                                                                  2,336
                                                                                               --------
              BUILDING PRODUCTS (1.2%)
    19,000    Compagnie De Saint Gobain                                                           1,400
    30,740    Persimmon plc                                                                         783
                                                                                               --------
                                                                                                  2,183
                                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
     3,283    Cummins, Inc.                                                                         417
    30,600    Tata Motors Ltd. ADR(a)                                                               556
                                                                                               --------
                                                                                                    973
                                                                                               --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    57,000    Fuji Electric Holdings Co. Ltd.                                                       310
                                                                                               --------
              HEAVY ELECTRICAL EQUIPMENT (0.8%)
   167,500    Mitsubishi Electric Corp.                                                           1,461
                                                                                               --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
     6,900    Manpower, Inc.                                                                        468
                                                                                               --------
              INDUSTRIAL CONGLOMERATES (0.6%)
    12,850    Siemens AG                                                                          1,156
                                                                                               --------
              INDUSTRIAL MACHINERY (0.8%)
     3,300    Aalberts Industries N.V.                                                              259
   211,000    Ishikawajima-Harima Heavy Industries Co. Ltd.                                         711
    10,200    Metso Corp.                                                                           443
                                                                                               --------
                                                                                                  1,413
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              RAILROADS (0.9%)
     6,500    Canadian Pacific Railway Ltd.                                                    $    367
    34,800    CSX Corp.                                                                           1,241
                                                                                               --------
                                                                                                  1,608
                                                                                               --------
              TRADING COMPANIES & DISTRIBUTORS (1.7%)
    21,200    Hagemeyer N.V.*                                                                       109
   107,000    Itochu Corp.                                                                          853
   183,000    Marubeni Corp.                                                                        937
    47,000    Mitsui & Co., Ltd.                                                                    642
    19,400    Toyota Tsusho Corp.                                                                   570
                                                                                               --------
                                                                                                  3,111
                                                                                               --------
              Total Industrials                                                                  17,826
                                                                                               --------
              INFORMATION TECHNOLOGY (8.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
    13,000    Amdocs Ltd.*                                                                          504
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (0.4%)
    29,539    Motorola, Inc.                                                                        681
                                                                                               --------
              COMPUTER STORAGE & PERIPHERALS (0.9%)
    13,158    Lexmark International, Inc. "A"*                                                      837
    45,900    Western Digital Corp.*                                                                839
                                                                                               --------
                                                                                                  1,676
                                                                                               --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    14,800    Electronic Data Systems Corp.                                                         375
                                                                                               --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (3.0%)
    77,892    AU Optronics Corp. ADR(a)                                                           1,058
   218,040    Hon Hai Precision Industry Co., Ltd. GDR                                            2,791
    28,000    Matsushita Electric Industrial Co., Ltd.                                              585
        50    TDK Corp.                                                                               4
    32,700    Vishay Intertechnology, Inc.*                                                         441
    50,000    Yaskawa Electric Corp.(a)                                                             534
                                                                                               --------
                                                                                                  5,413
                                                                                               --------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
    18,300    Jabil Circuit, Inc.                                                                   525
                                                                                               --------
              IT CONSULTING & OTHER SERVICES (1.0%)
    24,300    Cap Gemini S.A.                                                                     1,380
   112,400    LogicaCMG plc                                                                         355
                                                                                               --------
                                                                                                  1,735
                                                                                               --------
              OFFICE ELECTRONICS (0.8%)
    18,000    Ricoh Co., Ltd.                                                                       356
    57,600    Xerox Corp.*                                                                          979
                                                                                               --------
                                                                                                  1,335
                                                                                               --------
              SEMICONDUCTORS (0.7%)
    62,475    Atmel Corp.*                                                                          359
     7,200    Elpida Memory, Inc.*                                                                  336
    39,200    Micron Technology, Inc.*                                                              567
                                                                                               --------
                                                                                                  1,262
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (0.9%)
    54,000    BMC Software, Inc.*                                                               $ 1,637
                                                                                               --------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    16,700    Avnet, Inc.*                                                                          395
                                                                                               --------
              Total Information Technology                                                       15,538
                                                                                               --------
              MATERIALS (4.9%)
              ----------------
              ALUMINUM (0.4%)
    23,700    Alcoa, Inc.                                                                           685
                                                                                               --------
              CONSTRUCTION MATERIALS (0.6%)
    34,552    Cemex S.A. de C.V. ADR*                                                             1,062
                                                                                               --------
              DIVERSIFIED METALS & MINING (2.0%)
    25,300    Anglo American plc                                                                  1,141
    36,500    BHP Billiton Ltd.                                                                     771
    19,400    Boliden AB                                                                            428
    12,000    Phelps Dodge Corp.                                                                  1,205
                                                                                               --------
                                                                                                  3,545
                                                                                               --------
              PRECIOUS METALS & MINERALS (0.2%)
     2,718    Impala Platinum Holdings Ltd.                                                         478
                                                                                               --------
              STEEL (1.7%)
    16,900    Commercial Metals Co.                                                                 450
    17,000    Daido Steel Co. Ltd.                                                                  111
    12,100    Nucor Corp.*                                                                          707
     3,650    Salzgitter AG                                                                         390
     5,400    Vallourec S.A.                                                                      1,344
                                                                                               --------
                                                                                                  3,002
                                                                                               --------
              Total Materials                                                                     8,772
                                                                                               --------
              TELECOMMUNICATION SERVICES (5.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
   142,900    Cable & Wireless plc                                                                  399
        99    KDDI Corp.                                                                            617
    19,000    PT Telekomunikasi ADR                                                                 695
    43,400    Qwest Communications International, Inc.*                                             374
    88,300    Telefonica S.A.                                                                     1,702
   106,500    Teliasonera AB                                                                        774
    28,100    Verizon Communications, Inc.                                                        1,040
                                                                                               --------
                                                                                                  5,601
                                                                                               --------
              WIRELESS TELECOMMUNICATION SERVICES (2.6%)
    38,300    America Movil S.A. de C.V. ADR "L"                                                  1,642
    65,000    China Mobile Ltd.                                                                     531
     5,698    Mobistar S.A.                                                                         472
   124,800    Telenor ASA                                                                         1,971
                                                                                               --------
                                                                                                  4,616
                                                                                               --------
              Total Telecommunication Services                                                   10,217
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              UTILITIES (5.4%)
              ----------------
              ELECTRIC UTILITIES (2.7%)
    14,400    Allegheny Energy, Inc.*                                                          $    620
    28,637    Drax Group plc                                                                        445
    16,900    FirstEnergy Corp.                                                                     994
    13,900    Hokkaido Electric Power Co., Inc.                                                     332
    37,200    Korea Electric Power Corp. ADR                                                        736
    26,500    PPL Corp.                                                                             915
     8,600    Red Electrica de Espana                                                               334
    28,400    Sierra Pacific Resources*                                                             430
                                                                                               --------
                                                                                                  4,806
                                                                                               --------
              GAS UTILITIES (0.2%)
     7,700    Energen Corp.                                                                         330
                                                                                               --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
    86,100    International Power plc                                                               550
    22,000    TransAlta Corp.                                                                       462
    13,680    TXU Corp.                                                                             863
                                                                                               --------
                                                                                                  1,875
                                                                                               --------
              MULTI-UTILITIES (1.1%)
     8,000    OGE Energy Corp.                                                                      309
    38,600    Suez S.A.                                                                           1,727
                                                                                               --------
                                                                                                  2,036
                                                                                               --------
              WATER UTILITIES (0.3%)
    35,800    Kelda Group plc                                                                       591
                                                                                               --------
              Total Utilities                                                                     9,638
                                                                                               --------
              Total Common Stocks (cost: $154,452)                                              169,884
                                                                                               --------
              PREFERRED SECURITIES (2.1%)

              ENERGY (0.6%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
    40,666    Petroleo Brasileiro S.A.                                                              816
     4,000    Petroleo Brasileiro S.A. ADR                                                          324
                                                                                               --------
              Total Energy                                                                        1,140
                                                                                               --------
              FINANCIALS (1.3%)
              -----------------
              DIVERSIFIED BANKS (1.3%)
    15,537    Banco Bradesco S.A.                                                                   552
    21,300    Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                     1,678
                                                                                               --------
              Total Financials                                                                    2,230
                                                                                               --------
              HEALTH CARE (0.2%)
              ------------------
              BIOTECHNOLOGY (0.2%)
     2,200    Fresenius AG                                                                          413
                                                                                               --------
              Total Health Care                                                                     413
                                                                                               --------
              Total Preferred Securities (cost: $3,852)                                           3,783
                                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              RIGHTS (0.0%)(d)

              FINANCIALS (0.0%)(d)
              --------------------
              DIVERSIFIED BANKS (0.0%)(d)
       345    Banco Bradesco S.A.* (cost: $0)                                                  $      4
                                                                                               --------
              WARRANTS (0.0%)(d)

              FINANCIALS (0.0%)(d)
              --------------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)(d)
    87,000    China Overseas Land and Investment Ltd.* (cost: $0)                                    29
                                                                                               --------
              Total Equity Securities (cost: $158,304)                                          173,700
                                                                                               --------
              MONEY MARKET INSTRUMENTS (3.2%)

              MONEY MARKET FUNDS (3.2%)
   531,328    SSgA Money Market Fund, 4.98%(e)                                                      531
 5,144,273    SSgA Prime Money Market Fund, 5.19%(e)                                              5,144
                                                                                               --------
              Total Money Market Instruments (cost: $5,675)                                       5,675
                                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (2.6%)(f)

              MONEY MARKET FUNDS (0.4%)
   690,637    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(e)                       691
                                                                                               --------
              Total Money Market Funds                                                              691
                                                                                               --------
 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (2.2%)(g)
    $4,000    Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due
                 11/01/2006 at $4,000 (collateralized by $4,220 of U.S. Treasury Notes,
                 2.25%, due 2/15/2007; market value $4,205)                                       4,000
                                                                                               --------
              Total Repurchase Agreements                                                         4,000
                                                                                               --------
              Total Short-term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $4,691)                                                    4,691
                                                                                               --------

              TOTAL INVESTMENTS (COST: $168,670)                                               $184,066
                                                                                               ========

10

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

           3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Repurchase agreements are valued at cost, which approximates market value.

           6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

              from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $18,242,000 and $2,846,000, respectively, resulting in net unrealized appreciation of $15,396,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $179,413,000 at October 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 63.5% of net assets at October 31, 2006.

        D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

        E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $4,404,000.

        (b) Security was fair valued at October 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

        (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2006, was $3,000, which represented less than 0.1% of the Fund's net assets.

        (d) Represents less than 0.1% of net assets.

        (e) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

        (g) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48453-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.